Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

September 15, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds (the “Trust”) (811-03605; 002-80543)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a. the form of the Trust’s Prospectus and Statement of Additional Information for Williams Capital Shares of the Trust’s Prime Obligations Portfolio and U.S. Government Select Portfolio that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 76 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 76 to the Trust’s registration statement was filed with the Commission via EDGAR on September 5, 2014 (Accession No. 0001193125-14-333801).

Questions and comments may be directed to the undersigned at (215) 988-1146.

Sincerely yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Craig R. Carberry